UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT
November 30, 2010

www.JubakFund.com

Jubak Global Equity Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the Jubak Global Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Jubak Global Equity Fund
Fund Expenses - November 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception date of 6/30/10 to 11/30/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	6/30/10	11/30/10	6/30/10 – 11/30/10

Actual Performance	$1,000.00	$1,030.00	$7.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$7.43

* Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 154/365 (to reflect the Fund’s since inception period).  The expense ratios reflect an expense waiver.
Assumes all dividends and distributions were reinvested.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number of Shares		Value
	COMMON STOCKS - 76.7%
	AUSTRALIA - 6.6%
1,800	BHP Billiton Ltd. - ADR	$148,320
107,180	Lynas Corp. Ltd.*	160,261
17,632	MacArthur Coal Ltd.	201,958
4,121	Newcrest Mining Ltd.	156,616
6,969	Westpac Banking Corp.	142,747
53,338	Whitehaven Coal Ltd.	344,578
		1,154,480

	BERMUDA - 1.3%
7,170	Seadrill Ltd.	219,995

	BRAZIL - 7.5%
5,073	Banco Bradesco SA - ADR	101,764
8,200	Cosan Ltd.*	104,632
8,600	Cosan SA Industria e Comercio*	131,663
8,300	Gerdau SA - ADR	96,446
9,100	Itau Unibanco Holding SA - ADR	212,303
4,300	Lojas Renner SA	150,548
25,700	Marfrig Alimentos SA*	195,605
5,900	Natura Cosmeticos SA	158,563
4,700	Vale SA - ADR	148,896
		1,300,420

	BRITAIN - 2.1%
4,303	HSBC Holdings PLC - ADR	217,560
5,640	Standard Chartered PLC	151,856
		369,416

	CANADA - 5.1%
1,000	Agnico-Eagle Mines Ltd.	80,710
1,900	Agrium, Inc.	152,437
589	First Quantum Minerals Ltd.	52,327
5,300	Goldcorp, Inc.	241,627
3,600	Kinross Gold Corp.	62,748
5,000	Silver Wheaton Corp.*	184,450
10,000	Thompson Creek Metals Co., Inc.*	121,500
		895,799

	CHINA - 4.3%
1,000	Baidu, Inc. - ADR*	105,190
22,000	China Shenhua Energy Co. Ltd.	92,504
13,000	China Valves Technology, Inc.*	131,430
3,500	Home Inns & Hotels Management, Inc. - ADR*	166,635
21,180	Jiangxi Copper Co. Ltd.	61,371
3,061	Mindray Medical International Ltd. - ADR	80,351
12,000	Yingli Green Energy Holding Co. Ltd. - ADR*	118,200
		755,681

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number of Shares		Value

	DENMARK - 1.0%
1,605	Danisco A/S	$122,594
600	Novo Nordisk A/S	59,351
		181,945

	FRANCE - 1.1%
1,300	L'Oreal SA	138,253
300	LVMH Moet Hennessy Louis Vuitton SA	45,503
		183,756

	GERMANY - 2.0%
6,400	Aixtron AG - ADR	196,224
2,360	K+S AG	157,489
		353,713

	HONG KONG - 2.2%
35,800	China Resources Enterprise Ltd.	151,451
11,700	Dairy Farm International Holdings Ltd.	104,481
21,300	Li & Fung Ltd.	132,763
		388,695

	INDIA - 1.2%
589	HDFC Bank Ltd. - ADR	103,870
2,000	ICICI Bank Ltd. - ADR	100,080
		203,950

	ISRAEL - 1.2%
4,200	Teva Pharmaceutical Industries Ltd. - ADR	210,168

	JAPAN - 2.1%
2,000	Canon, Inc. - ADR	94,120
3,000	Komatsu Ltd. - ADR	83,940
4,400	Sanrio Co. Ltd.	106,938
15,800	Toray Industries, Inc.	88,166
		373,164

	MEXICO - 0.7%
2,000	America Movil SAB de CV - ADR	112,920

	NETHERLANDS - 1.9%
4,300	ASML Holding NV	140,309
4,500	CNH Global NV	186,390
		326,699

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number of Shares		Value

	NORWAY - 2.8%
7,800	Statoil ASA	$154,561
2,800	Statoil ASA - ADR	55,972
5,380	Yara International ASA	256,083
400	Yara International ASA - ADR	19,072
		485,688

	PERU - 0.6%
2,000	Cia de Minas Buenaventura SA - ADR	101,280

	PHILIPPINES - 0.4%
1,300	Philippine Long Distance Telephone Co. - ADR	70,668

	SINGAPORE - 1.5%
64,000	Goodpack Ltd.	99,852
19,461	Keppel Corp. Ltd.	157,121
		256,973

	SOUTH AFRICA - 0.5%
3,300	Impala Platinum Holdings Ltd.	94,179

	SPAIN - 0.9%
17,100	Banco Santander SA - ADR	164,502

	SWEDEN - 0.6%
4,160	SKF AB	110,908

	SWITZERLAND - 2.8%
2,800	Nestle SA - ADR	153,244
2,300	Syngenta AG - ADR	128,133
10,000	Weatherford International Ltd.*	204,100
		485,477

	TAIWAN - 0.4%
6,600	Taiwan SemiConductor Manufacturing Co. Ltd. - ADR	70,950

	UNITED STATES - 25.9%
3,980	Abbott Laboratories	185,110
1,597	Amazon.com, Inc.*	280,114
3,500	American Superconductor Corp.*	116,480
1,100	Apple, Inc.*	342,265
7,000	Applied Materials, Inc.	87,010
4,262	Best Buy Co., Inc.	182,073
2,400	Boeing Co.	153,048
6,500	Brigham Exploration Co.*	163,475
3,000	Brush Engineered Materials, Inc.*	105,600
4,000	Central European Distribution Corp.*	96,120
4,600	Cisco Systems, Inc.*	88,136

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number of Shares		Value
	UNITED STATES, continued
40,000	Citigroup, Inc.*	$168,000
1,700	Cummins, Inc.	165,104
3,300	Deere & Co.	246,510
1,000	Flowserve Corp.	105,460
2,100	Freeport-McMoRan Copper & Gold, Inc.	212,772
7,600	Intel Corp.	160,512
4,800	Johnson Controls, Inc.	174,912
2,600	Joy Global, Inc.	198,432
9,000	Morgan Stanley	220,140
4,200	Newmont Mining Corp.	247,086
6,500	Oasis Petroleum, Inc.*	164,970
2,515	Schlumberger Ltd.	194,510
4,425	Southern Copper Corp.	185,540
3,000	Timken Co.	130,680
6,000	Titan International, Inc.	95,880
900	Whole Foods Market, Inc.*	42,498
		4,512,437

	TOTAL COMMON STOCKS
	(Cost $13,455,116)	13,383,863

	SHORT-TERM INVESTMENTS - 26.2%
$4,575,291	Fidelity Institutional Government Portfolio - 0.04% †	4,575,291
	Total Short-Term Investments	4,575,291
	(Cost $4,575,291)

	TOTAL INVESTMENTS - 102.9%
	(Cost $18,030,407)	$17,959,154
	Liabilities less Other Assets - (2.9%)	(502,317)
	Total Net Assets - 100%	$17,456,837

* Non-income producing security
ADR - American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of November 30, 2010
Sector Representation as a % of Total Investments - (Unaudited)

Sector Breakdown	% of Total Investments
Materials	19.3%
Industrials	11.0%
Energy	8.9%
Financials	8.8%
Information Technology	7.8%
Consumer Staples	7.8%
Consumer Discretionary	6.9%
Health Care	3.0%
Telecommunication Services	1.0%
Short-Term Investments	25.5%
Total Invesments	100.0%

See accompanying Notes to Financial Statements

Jubak Global Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $18,030,407)	$17,959,154
Receivables:
Fund shares sold	64,369
Dividends and interest	12,336
From Advisor	4,600
Prepaid expenses	36,423
Total assets	18,076,882

LIABILITIES
Payables:
Investment securities purchased	602,704
Distribution Plan (Note 6)	3,124
Administration fees	2,919
Custody fees	2,653
Fund accounting fees	2,668
Trustees fees	1,443
Chief Compliance Officer fees	730
Accrued other expenses	3,804
Total liabilities	620,045

NET ASSETS	$17,456,837

Number of shares issued and outstanding (par value of $0.01 per share with
unlimited number of shares authorized)	1,695,069
Net asset value per share	$10.30

COMPONENTS OF NET ASSETS
Paid-in-capital	$17,575,627
Accumulated net investment loss	(28,334)
Accumulated net realized loss on investments	(18,845)
Net unrealized depreciation on:
Investments	(71,253)
Foreign currency	(358)
Net Assets	$17,456,837

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF OPERATIONS
For the Period June 30, 2010* through November 30, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $1,697)	$17,194
Interest	1,111
Total income		$18,305

Expenses
Advisory fees	31,980
Distribution fees - (Note 6)	6,662
Transfer agent fees	24,225
Offering cost	15,352
Administration fees	14,252
Fund accounting fees	13,996
Registration fees	9,729
Custody fees	7,964
Audit fees	6,851
Chief compliance officer fees	3,773
Legal fees	3,144
Trustees' fees and expenses	2,515
Miscellaneous	1,832
Shareholder reporting fees	1,642
Insurance fees	776

Total expenses		144,693
Less: Advisory fees waived		(98,054)
Net expenses		46,639
Net investment loss		(28,334)

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized gain (loss) from:
Investments		958
Foreign currency transactions		(19,803)
Net realized loss		(18,845)
Net change in unrealized depreciation on:
Investments		(71,253)
Foreign currency translations		(358)
Net unrealized depreciation		(71,611)
Net realized and unrealized loss on investments		(90,456)

Net Decrease in Net Assets from Operations		$(118,790)

* The Fund commenced operations on June 30, 2010.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
June 30, 2010*
to November 30, 2010
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(28,334)
Net realized loss on investments	(18,845)
Net unrealized depreciation on investments	(71,611)
Net decrease in net assets resulting from operations	(118,790)

Capital Transactions
Net proceeds from shares sold	$17,855,598
Cost of shares redeemed	(279,971)^
Net change in net assets from capital transactions	17,575,627

Total increase in net assets	17,456,837

NET ASSETS
Beginning of period	-
End of period	$17,456,837

Accumulated net investment loss	$(28,334)

Capital Share Transactions	Shares
Shares sold	1,722,329
Shares reinvested	-
Shares redeemed	(27,260)
Net increase	1,695,069

* The Fund commenced operations on June 30, 2010.
^ Net of redemption fee proceeds of $4,931.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period

	For the Period
	June 30, 2010*
	to November 30, 2010
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.30

Net asset value, end of period	$10.30

Total return	3.00	% †

Ratios and Supplemental Data
Net assets, end of period	$17,457

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	5.43	% ‡
After fees waived and expenses absorbed	1.75	% ‡

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(4.74	%) ‡
After fees waived and expenses absorbed	(1.06	%) ‡

Portfolio turnover rate	0.13	% †

*	The Fund commenced operations on June 30, 2010.
†	Not annualized.
‡	Annualized.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited) – Continued

The Fund incurred offering costs of approximately $36,259, which are being amortized over a one-year period from June 30, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited) – Continued

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jubak Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until June 30, 2011.

For the period June 30, 2010 (commencement of operations) through November 30, 2010, the Advisor waived fees and reimbursed expenses of $98,054.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At November 30, 2010, the amount of these potentially recoverable expenses was $98,054.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period June 30, 2010 (commencement of operations) through November 30, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period June 30, 2010 (commencement of operations) through November 30, 2010, are reported on the Statement of Operations.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited) – Continued

Note 4 – Federal Income Taxes
At November 30, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,066,497

Gross unrealized appreciation	$400,927
Gross unrealized depreciation	(508,270)
Unrealized depreciation on foreign currency	(358)
Net unrealized depreciation	$(107,701)

The difference between cost amounts for financial statement and federal income tax purposes is due to primarily to wash sale deferrals and passive foreign investment companies (“PFICs”).

Note 5 - Investment Transactions
For the period June 30, 2010 (commencement of operations) through November 30, 2010, purchases and sales of investments, excluding short-term investments, were $13,459,358 and $5,296, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period June 30, 2010 (commencement of operations) through November 30, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited) – Continued

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$13,383,863	$-	$-	$13,383,863
Short-Term Investment	4,575,291	-	-	4,575,291
Total Investments, at Value	$17,959,154	$-	$-	$17,959,154

1 All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The fund did not hold any level 2 & 3 securities during the period.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – November 30, 2010
(Unaudited) – Continued

Note 9 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.  For the periods ended November 30, 2010, the Fund did not enter into any forward contracts.

Note 11 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Jubak Asset Management, LLC

At an in-person meeting held on June 22-23, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Jubak Asset Management, LLC (the “Investment Advisor”) with respect to the Jubak Global Equity Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by the Investment Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.  The Board also considered information given to them by representatives of the Investment Advisor in a presentation at the March 25, 2010, Board meeting.  The Board reviewed the materials and various matters concerning the Investment Advisor and the Fund, including those that had been discussed at the last Board meeting.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  They also considered a report from the Investment Advisor on certain of its proposed operations, policies and procedures, noting that the Investment Advisor was newly organized.  In addition, they considered information regarding the resources that the Investment Advisor would commit to managing the Fund, including information about the personnel who would be involved in managing the Fund’s investments. They also considered information about the Investment Advisor’s investment philosophy and process, its research process and its brokerage and trading practices. The Trustees noted that because the Fund was a proposed new series and the Fund’s portfolio manager had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information had not been provided.  However, the Board considered the investment results of a hypothetical investment portfolio that the Fund’s portfolio manager had maintained since 1997. The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee to be paid by the Fund was slightly higher than the average of funds in its peer group, but that the Fund’s overall estimated total expenses were lower than the peer group average.  They also noted that the Investment Advisor was a newly-established firm and that, at least initially, the Fund would be its only client.  The Board also considered that the Investment Advisor would agree to limit the Fund’s total expenses to 1.75% of average daily net assets until June 30, 2011. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Investment Advisor.

Profitability of Advisory Agreement

The Board and the Independent Trustees considered that because the Investment Advisor was newly organized and had not yet commenced operations, information on the firm’s profitability was estimated. The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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 Jubak Global Equity Fund
a series of the Investment Managers Series Trust

Investment Advisor
Jubak Asset Management, LLC
9 W. 57th Street, 26th Floor
New York, NY 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Jubak Global Equity Fund	JUBAX	461 418 691

Privacy Principles of the Jubak Global Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Jubak Global Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 88JUBAK (58225) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 88JUBAK (58225) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 88JUBAK (58225). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Jubak Global Equity Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-88JUBAK (58225)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
 John P. Zader, President

Date   February 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John P. Zader
     John P. Zader, President

Date   February 1, 2011

By (Signature and Title)   /s/ Rita Dam
     Rita Dam, Treasurer

Date   February 1, 2011